Schedule of Investments

May 31, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests–108.34%(b)(c)
Aerospace & Defense–6.43%
Boeing Co., Revolver Loan (d)(e)	0.00%	10/30/2022		$9,182	$ 9,112,713
Brown Group Holding LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	3.51%	06/07/2028		501	476,956
Castlelake Aviation Ltd., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.58%	10/25/2026		1,492	1,438,132
CEP IV Investment 16 S.a.r.l. (ADB Safegate) (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	10/03/2024	EUR	161	161,307
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	4.51%	04/08/2026		2,063	1,961,479
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	4.51%	04/08/2026		1,108	1,053,692
Gogo Intermediate Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	4.99%	04/30/2028		785	760,606
Greenrock Finance, Inc.
Delayed Draw Term Loan B(e)	0.00%	04/12/2029		109	104,930
Term Loan B(f)	-	04/12/2029		236	227,348
IAP Worldwide Services, Inc.
Revolver Loan(d)(e)	0.00%	07/18/2023		1,946	1,946,523
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%)(d)	8.00%	07/18/2023		2,104	2,103,796
KKR Apple Bidco LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.06%	09/22/2028		133	127,994
Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	6.81%	09/21/2029		212	207,058
Peraton Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.81%	02/01/2028		1,557	1,513,689
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.59%	02/01/2029		1,296	1,250,093
Propulsion (BC) Finco S.a.r.l. (Spain), Term Loan B(d)(f)	-	02/10/2029		388	378,485
Spirit AeroSystems, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.81%	01/15/2025		1,114	1,089,617
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.25%)	3.31%	05/30/2025		304	296,518
Term Loan F (1 mo. USD LIBOR + 2.25%)	3.31%	12/09/2025		3,307	3,229,046
Vectra Co., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.31%	03/08/2025		214	168,141
					27,608,123

Air Transport–3.46%
AAdvantage Loyalty IP Ltd., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.81%	04/20/2028		3,557	3,554,977
Air Canada (Canada), Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	08/11/2028		1,337	1,307,197
American Airlines, Inc.
Term Loan (3 mo. USD LIBOR + 1.75%)	2.77%	06/27/2025		1,269	1,169,618
Term Loan B (3 mo. USD LIBOR + 2.00%)	2.84%	12/15/2023		116	114,285
Avolon TLB Borrower 1 (US) LLC, Term Loan B-4 (1 mo. USD LIBOR + 1.50%)	2.43%	02/12/2027		186	179,146
eTraveli Group (Sweden), Term Loan B-1 (3 mo. EURIBOR + 4.50%)	4.50%	08/02/2024	EUR	398	425,163
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	06/21/2027		1,494	1,520,022
PrimeFlight Aviation Services, Inc., Term Loan(d)	7.25%	05/09/2024		423	422,888
SkyMiles IP Ltd., Term Loan (1 mo. USD LIBOR + 3.75%)	4.81%	10/20/2027		1,797	1,820,199
United Airlines, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.71%	04/21/2028		3,251	3,177,998
WestJet Airlines Ltd. (Canada), Term Loan B (1 mo. USD LIBOR + 3.00%)	5.00%	12/11/2026		1,253	1,172,086
					14,863,579

Automotive–2.19%
Adient PLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.31%	04/10/2028		1,026	972,638
Autokiniton US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.35%	04/06/2028		1,915	1,823,625

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
BCA Marketplace (United Kingdom)
Second Lien Term Loan B	8.19%	07/30/2029	GBP	481	$ 568,007
Term Loan B	4.95%	06/30/2028	GBP	184	214,853
Driven Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)(d)	3.52%	11/20/2028		$309	298,198
Highline Aftermarket Acquisition LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.51%	11/09/2027		1,516	1,424,166
Mavis Tire Express Services TopCo L.P., Term Loan B (1 mo. USD LIBOR + 4.00%)	5.00%	05/01/2028		2,935	2,821,287
PowerStop LLC, Term Loan B (1 mo. USD LIBOR + 4.75%)(d)	5.99%	01/24/2029		635	559,020
Superior Industries International, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	5.06%	05/22/2024		576	561,707
ThermaSys Corp., Term Loan(d)(f)	-	10/02/2023		4	2,947
Winter Park Intermediate, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.43%	05/11/2028		185	153,617
					9,400,065

Beverage & Tobacco–2.36%
AI Aqua Merger Sub, Inc.
Delayed Draw Term Loan(f)	-	07/31/2028		312	297,267
Incremental Term Loan(f)	-	07/30/2028		1,373	1,307,972
Term Loan B (1 mo. SOFR + 3.75%)	4.54%	07/31/2028		5,693	5,429,668
Arctic Glacier U.S.A., Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	4.51%	03/20/2024		395	345,377
City Brewing Co. LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.47%	03/31/2028		1,401	1,310,267
Naked Juice LLC
Second Lien Term Loan (1 mo. SOFR + 6.00%)	6.75%	01/20/2030		798	773,377
Term Loan B (3 mo. SOFR + 3.25%)	4.00%	01/19/2029		95	93,144
Waterlogic Holdings Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 4.75%)	5.76%	08/17/2028		579	567,570
					10,124,642

Brokers, Dealers & Investment Houses–0.13%
AqGen Island Intermediate Holdings, Inc.
First Lien Term Loan B (1 mo. USD LIBOR + 3.50%)	4.56%	08/02/2028		548	527,771
Second Lien Term Loan B (1 mo. USD LIBOR + 6.50%)	7.50%	08/05/2029		21	19,726
					547,497

Building & Development–2.08%
Brookfield Retail Holdings VII Sub 3 LLC, Term Loan B (3 mo. USD LIBOR + 2.50%)	3.63%	08/27/2025		158	151,486
Icebox Holdco III, Inc.
Delayed Draw Term Loan(e)	0.00%	12/22/2028		171	162,853
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.76%	12/21/2029		302	288,191
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.76%	12/22/2028		825	787,124
LBM Holdings LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.81%	12/17/2027		88	80,817
LHS Borrow LLC (Leaf Home Solutions), Term Loan B (1 mo. SOFR + 4.75%)(d)	5.88%	02/16/2029		1,355	1,179,202
Mayfair Mall LLC, Term Loan(d)(f)	-	04/20/2023		583	534,968
Modulaire (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	10/08/2028	EUR	233	236,170
Oldcastle BuildingEnvelope, Inc., Term Loan B(f)	-	04/29/2029		1,243	1,141,286
Quikrete Holdings, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 2.63%)	3.68%	02/01/2027		615	589,368
Term Loan B (1 mo. USD LIBOR + 3.00%)	4.06%	06/11/2028		1,295	1,250,925
Re/Max LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	3.56%	07/21/2028		1,396	1,324,793
SRS Distribution, Inc., Incremental Term Loan (1 mo. SOFR + 3.50%)	4.00%	06/04/2028		192	182,545
TAMKO Building Products LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	4.01%	05/29/2026		167	161,111
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)(d)	5.01%	07/24/2024		913	876,329
					8,947,168

Business Equipment & Services–12.68%
Aegion Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)(d)	5.64%	05/17/2028		489	470,998

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Allied Universal Holdco LLC
Term Loan (1 mo. USD LIBOR + 3.75%)	4.81%	05/12/2028		$1,278	$ 1,212,230
Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	05/12/2028	EUR	111	109,353
Blucora, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	5.01%	05/22/2024		923	909,373
Camelot Finance L.P.
Incremental Term Loan B (1 mo. USD LIBOR + 3.00%)	4.06%	10/30/2026		1,843	1,788,576
Term Loan (1 mo. USD LIBOR + 3.00%)	4.06%	10/30/2026		1,300	1,254,746
Checkout Holding Corp.
PIK Term Loan, 9.50% PIK Rate, 1.87% Cash Rate (Acquired 06/28/2021; Cost $4,100)(g)(h)	9.50%	08/15/2023		4	1,495
Term Loan (1 mo. USD LIBOR + 7.50%) (Acquired 02/15/2019; Cost $204,286)(h)	8.50%	02/15/2023		205	179,060
Cimpress USA, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.56%	05/17/2028		746	711,664
Constant Contact
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.51%	02/15/2029		818	799,530
Term Loan B (1 mo. USD LIBOR + 4.00%)	5.01%	02/10/2028		1,552	1,485,499
CRCI Longhorn Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	8.26%	08/08/2026		72	70,143
Creation Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 5.50%)(d)	6.46%	10/05/2028		756	714,375
Dakota Holding Corp., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.81%	04/07/2028		678	664,794
Dun & Bradstreet Corp. (The)
Incremental Term Loan B (1 mo. SOFR + 3.25%)	4.23%	01/18/2029		415	403,443
Revolver Loan(d)(e)	0.00%	09/11/2025		2,120	1,994,671
Term Loan (1 mo. USD LIBOR + 3.25%)	4.27%	02/06/2026		847	823,661
Ensono L.P., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	05/26/2028		766	739,897
Garda World Security Corp. (Canada)
Incremental Term Loan (1 mo. SOFR + 4.25%)	5.21%	02/11/2029		965	909,276
Term Loan (1 mo. USD LIBOR + 4.25%)	5.26%	10/30/2026		1,714	1,615,625
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	5.06%	05/12/2028		2,880	2,740,102
Grandir (France)
Delayed Draw Term Loan (1 mo. EURIBOR + 4.25%)	4.25%	10/21/2028	EUR	35	36,573
Term Loan B-1 (1 mo. EURIBOR + 4.25%)	4.25%	10/21/2028	EUR	209	219,437
Holding Socotec (France), Term Loan B (1 mo. USD LIBOR + 4.25%)(d)	5.26%	06/30/2028		81	78,232
I-Logic Tech Bidco Ltd. (United Kingdom), First Lien Term Loan B(f)	-	02/16/2028	EUR	140	145,037
I-Logic Technologies Bidco Ltd. (United Kingdom), Term Loan (1 mo. SOFR + 4.00%)	5.08%	02/16/2028		434	420,871
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. SONIA + 4.75%)	5.81%	06/23/2024	GBP	2,109	2,511,839
ION Trading Technologies S.a.r.l. (Luxembourg)
Term Loan B (1 mo. USD LIBOR + 4.75%)	5.81%	03/31/2028		1,030	990,199
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	04/01/2028	EUR	525	542,310
Karman Buyer Corp., Term Loan (1 mo. USD LIBOR + 4.50%)	5.56%	10/28/2027		2,276	2,127,549
Monitronics International, Inc.
Term Loan (1 mo. USD LIBOR + 7.50%)	8.75%	03/29/2024		5,104	3,355,922
Term Loan (1 mo. USD LIBOR + 6.00%)	7.50%	07/03/2024		3,129	3,136,532
NAS LLC
Incremental Term Loan (3 mo. USD LIBOR + 6.50)(d)	7.43%	06/03/2024		1,739	1,742,068
Revolver Loan (3 mo. USD LIBOR + 6.50)(d)	7.50%	06/03/2024		103	102,925
Revolver Loan(d)(e)	0.00%	06/03/2024		411	411,699
Term Loan (3 mo. USD LIBOR + 6.50)(d)	7.50%	06/03/2024		5,008	5,017,624
OCM System One Buyer CTB LLC, Term Loan (1 mo. USD LIBOR + 4.00%)(d)	4.75%	03/02/2028		741	709,541
Orchid Merger Sub II LLC, Term Loan B (1 mo. SOFR + 4.75%)(d)	6.12%	07/27/2027		1,681	1,647,301
Protect America, Revolver Loan (1 mo. USD LIBOR + 3.00%)(d)	5.18%	09/01/2024		1,325	1,265,592
Red Ventures LLC (New Imagitas, Inc.), Term Loan B-3 (1 mo. USD LIBOR + 3.50%)	4.56%	11/08/2024		875	847,575
Sitel Worldwide Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.81%	08/28/2028		206	200,989
Skillsoft Corp., Term Loan B (1 mo. SOFR + 4.75%)	6.19%	07/14/2028		1,419	1,366,380

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Solera, Term Loan B (1 mo. SONIA + 5.25%)	6.19%	06/05/2028	GBP	235	$ 283,550
Spin Holdco, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	03/04/2028		$4,301	4,114,015
Sportradar Capital (Switzerland), Term Loan (3 mo. EURIBOR + 3.50%)	3.50%	11/22/2027	EUR	233	243,666
Tempo Acquisition LLC, Term Loan B (1 mo. SOFR + 3.00%)	4.03%	08/31/2028		33	32,094
Thermostat Purchaser III, Inc.
First Lien Delayed Draw Term Loan(d)(f)	-	08/31/2028		23	22,437
First Lien Delayed Draw Term Loan(d)(e)	0.00%	06/17/2022		87	84,141
Term Loan B (1 mo. USD LIBOR + 4.50%)(d)	6.07%	08/30/2028		472	454,622
Thevelia (US) LLC, First Lien Term Loan B(f)	-	02/10/2029		773	745,566
UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 5.75%)(d)	6.68%	03/20/2027		532	527,141
Verra Mobility Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.60%	03/19/2028		3	3,235
Virtusa Corp.
Incremental Term Loan B(f)	-	02/08/2029		205	195,395
Term Loan (1 mo. USD LIBOR + 3.75%)	4.81%	02/11/2028		659	627,797
WebHelp (France), Term Loan B (2 mo. SORF + 3.75%)	4.25%	08/04/2028		628	618,655
					54,427,020

Cable & Satellite Television–1.71%
Altice Financing S.A. (Luxembourg)
Term Loan (3 mo. USD LIBOR + 2.75%)	3.79%	07/15/2025		355	339,300
Term Loan (3 mo. USD LIBOR + 2.75%)	3.79%	01/31/2026		165	157,207
Atlantic Broadband Finance LLC, Incremental Term Loan (1 mo. USD LIBOR + 2.50%)	3.56%	09/01/2028		100	98,027
CSC Holdings LLC
Incremental Term Loan (3 mo. USD LIBOR + 2.25%)	3.12%	01/15/2026		424	402,993
Term Loan (3 mo. USD LIBOR + 2.25%)	3.12%	07/17/2025		703	670,673
Numericable-SFR S.A. (France), Incremental Term Loan B-13 (3 mo. USD LIBOR + 4.00%)	5.41%	08/14/2026		531	502,434
ORBCOMM, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.31%	09/01/2028		388	374,877
Telenet - LG, Term Loan AR (1 mo. USD LIBOR + 2.00%)	2.87%	04/30/2028		205	197,705
UPC - LG
Term Loan AT (1 mo. USD LIBOR + 2.25%)	3.12%	04/30/2028		255	245,540
Term Loan AX (1 mo. USD LIBOR + 3.00%)	3.87%	01/31/2029		1,981	1,922,074
Virgin Media 02 - LG (United Kingdom), Term Loan Q (1 mo. USD LIBOR + 3.25%)	4.12%	01/31/2029		2,443	2,402,754
Vodafone Ziggo - LG, Term Loan I (1 mo. USD LIBOR + 2.50%)	3.37%	04/30/2028		27	26,028
					7,339,612

Chemicals & Plastics–3.03%
AkzoNoble Chemicals, Term Loan (3 mo. USD LIBOR + 3.00%)	4.01%	10/01/2025		859	832,613
Altadia (Spain), Term Loan B(f)	-	02/17/2029	EUR	173	172,230
Aruba Investments, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.97%	11/24/2027		364	348,359
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.72%	11/24/2028		815	798,195
Arxada (Switzerland), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	07/03/2028	EUR	184	184,871
Ascend Performance Materials Operations LLC, Term Loan (1 mo. USD LIBOR + 4.75%)	5.50%	08/27/2026		2,665	2,640,724
BASF Construction Chemicals (Germany), Term Loan B-3 (1 mo. USD LIBOR + 3.50%)(d)	4.51%	09/29/2027		551	534,430
Caldic B.V. (Netherlands), Term Loan B(f)	-	02/04/2029		283	272,342
Charter NEX US, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.81%	12/01/2027		509	492,786
Colouroz Investment LLC (Germany)
PIK First Lien Term Loan B-2, 0.75% PIK Rate, 5.25% Cash Rate(g)	0.75%	09/21/2023		667	614,766
PIK First Lien Term Loan C, 0.75% PIK Rate, 5.25% Cash Rate(g)	0.75%	09/21/2023		100	91,770
PIK Second Lien Term Loan B-2, 5.75% PIK Rate, 5.25% Cash Rate(g)	5.75%	09/21/2024		14	13,114
Eastman Tire Additives, Term Loan B (1 mo. USD LIBOR + 5.25%)(d)	6.31%	11/01/2028		725	690,597
Fusion, Term Loan B(d)(f)	-	02/01/2029		501	473,160

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
ICP Group Holdings LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.76%	12/29/2027		$790	$ 732,289
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.76%	12/29/2028		167	153,675
Kersia International S.A.S. (Belgium), Term Loan B (3 mo. EURIBOR + 3.93%)	3.93%	12/23/2027	EUR	187	195,171
Kraton Corp., Term Loan (1 mo. USD LIBOR + 3.99%)(d)	3.99%	11/18/2028		224	219,382
Lonza Solutions (Switzerland), Term Loan B (1 mo. USD LIBOR + 4.00%)	5.01%	07/03/2028		122	113,666
Lummus Technology, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.56%	06/30/2027		63	60,001
Oxea Corp., Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	4.13%	10/14/2024		279	272,379
Perstorp Holding AB (Sweden), Term Loan B (6 mo. USD LIBOR + 4.75%)	6.25%	02/27/2026		1,086	1,072,795
Potters Industries LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	5.01%	12/14/2027		429	419,472
Proampac PG Borrower LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	5.04%	11/03/2025		1,104	1,057,540
W.R. Grace & Co., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.81%	09/22/2028		574	560,895
					13,017,222

Clothing & Textiles–1.22%
ABG Intermediate Holdings 2 LLC
Second Lien Term Loan (1 mo. SOFR + 6.00%)	6.80%	12/20/2029		405	389,157
Term Loan B-1(f)	-	12/21/2028		2,278	2,189,658
BK LC Lux SPV S.a.r.l., Term Loan B (1 mo. USD LIBOR + 3.25%)	5.10%	04/28/2028		1,109	1,049,605
Gloves Buyer, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	5.06%	12/29/2027		743	714,607
International Textile Group, Inc., First Lien Term Loan (3 mo. USD LIBOR + 5.00%)	6.01%	05/01/2024		119	106,532
Mascot Bidco OYJ (Finland), Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	03/30/2026	EUR	772	797,300
					5,246,859

Conglomerates–0.22%
APi Group DE, Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	3.81%	01/03/2029		522	511,921
CeramTec (Germany), Term Loan B(f)	-	01/19/2029	EUR	234	238,096
Safe Fleet Holdings LLC, Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	7.75%	02/02/2026		193	186,002
					936,019

Containers & Glass Products–3.79%
Berlin Packaging LLC, Term Loan B-5 (1 mo. USD LIBOR + 3.75%)	4.72%	03/11/2028		732	699,321
Brook & Whittle Holding Corp.
Delayed Draw Term Loan (1 mo. USD LIBOR + 4.00%)	5.18%	12/14/2028		127	122,970
Term Loan B (1 mo. USD LIBOR + 4.00%)	5.18%	12/14/2028		514	495,792
Duran Group (Germany), Term Loan B-2 (3 mo. USD LIBOR + 3.75%)	4.50%	03/29/2024		2,497	2,397,659
Hoffmaster Group, Inc., First Lien Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	5.01%	11/21/2023		2,155	2,023,807
Keter Group B.V. (Netherlands), Term Loan B-5	5.25%	10/31/2023	EUR	322	322,234
LABL, Inc.
Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	10/29/2028	EUR	489	504,535
Term Loan B (1 mo. USD LIBOR + 5.00%)	6.06%	10/29/2028		2,224	2,101,798
Libbey Glass, Inc., Term Loan (1 mo. USD LIBOR + 4.00%) (Acquired 11/13/2020-04/13/2022; Cost $699,533)(h)	9.02%	11/13/2025		752	763,393
Logoplaste (Portugal), Term Loan B (1 mo. USD LIBOR+ 4.25%)	5.01%	07/07/2028		421	409,716
Mold-Rite Plastics LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)(d)	5.22%	10/04/2028		361	346,229
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)(d)	8.47%	10/04/2029		224	199,218
Pretium Packaging
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.80%	10/02/2028		735	687,276
Second Lien Term Loan B (1 mo. USD LIBOR + 6.75%)	7.55%	10/01/2029		184	163,266

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Containers & Glass Products–(continued)
Refresco Group N.V. (Netherlands)
Term Loan B(f)	-	05/05/2029	GBP	106	$ 129,784
Term Loan B(f)	-	05/05/2029		$5,066	4,909,197
					16,276,195

Cosmetics & Toiletries–1.52%
Anastasia Parent LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	4.76%	08/11/2025		460	385,398
Bausch and Lomb, Inc., Term Loan(f)	-	05/05/2027		2,450	2,364,148
Coty, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	3.09%	04/05/2025		2,881	2,754,802
KDC/One (Canada), Term Loan (3 mo. EURIBOR + 5.00%)	5.00%	12/22/2025	EUR	106	112,278
Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	4.57%	06/29/2028	EUR	650	679,083
Wella, Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	01/27/2029	EUR	220	221,255
					6,516,964

Drugs–0.10%
Endo LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	6.06%	03/27/2028		569	444,116
Grifols Worldwide Operations USA, Inc., Term Loan B (3 mo. USD LIBOR + 2.00%)	3.06%	11/15/2027		5	4,588
					448,704

Ecological Services & Equipment–0.95%
Anticimex (Sweden), Incremental Term Loan B (1 mo. USD LIBOR + 4.00%)(d)	5.60%	11/16/2028		415	403,360
EnergySolutions LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	4.76%	05/11/2025		501	482,166
GFL Environmental, Inc. (Canada), Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	4.24%	05/30/2025		416	411,724
Groundworks LLC
Delayed Draw Term Loan (3 mo. USD LIBOR + 5.00%)(d)	6.00%	01/17/2026		8	8,029
Delayed Draw Term Loan (3 mo. USD LIBOR + 5.00%)(d)	6.01%	01/17/2026		1,094	1,091,762
Delayed Draw Term Loan(d)(e)	0.00%	01/17/2026		243	242,876
Term Loan (3 mo. USD LIBOR + 5.00%)(d)	6.00%	01/17/2026		50	50,055
OGF (France), Term Loan B-2 (3 mo. EURIBOR + 4.75%)	4.75%	12/31/2025	EUR	166	162,679
Patriot Container Corp., First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	03/20/2025		440	399,722
TruGreen L.P., Second Lien Term Loan (1 mo. USD LIBOR + 8.50%)(d)	9.56%	11/02/2028		827	806,524
					4,058,897

Electronics & Electrical–13.06%
Altar BidCo, Inc., Second Lien Term Loan (1 mo. SOFR + 5.60%)	6.69%	02/01/2030		206	195,661
AppLovin Corp., Term Loan B (1 mo. USD LIBOR + 3.00%)	4.06%	10/25/2028		985	959,670
Barracuda Networks, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 3.75%)	4.73%	02/12/2025		65	64,826
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.99%	10/30/2028		92	91,987
Boxer Parent Co., Inc., Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	10/02/2025	EUR	20	20,645
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.06%	04/18/2025		450	438,761
CommerceHub, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	5.01%	01/01/2028		1,060	980,104
CommScope, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	4.31%	04/06/2026		634	603,646
ConnectWise LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.56%	10/01/2028		601	576,965
Cornerstone OnDemand, Term Loan B (1 mo. USD LIBOR + 3.75%)	4.81%	10/16/2028		575	547,143
Delta Topco, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	12/01/2027		2,561	2,416,360
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.00%	12/01/2028		358	341,563
Devoteam (Castillon S.A.S. - Bidco) (France), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	12/09/2027	EUR	304	321,774
Diebold Nixdorf, Inc., Term Loan B (3 mo. USD LIBOR + 2.75%)	3.63%	11/06/2023		894	758,656
Digi International, Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	5.50%	11/01/2028		922	904,066
E2Open LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.83%	02/04/2028		1,377	1,338,422
Emerald Technologies AcquisitionCo, Inc., Term Loan B (1 mo. SOFR + 6.25%)	7.25%	12/29/2027		200	196,513

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.06%	05/06/2026		$1,079	$ 1,037,464
EverCommerce, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.31%	07/01/2028		509	494,241
Finastra USA, Inc. (United Kingdom), First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.74%	06/13/2024		545	515,404
Forcepoint, Term Loan (1 mo. USD LIBOR + 4.50%)	5.74%	01/07/2028		958	924,862
Hyland Software, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.56%	07/01/2024		453	443,888
Second Lien Term Loan (1 mo. USD LIBOR + 6.25%)	7.31%	07/07/2025		210	208,089
Imperva, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	9.21%	01/11/2027		988	985,930
Infinite Electronics
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	8.06%	03/02/2029		295	289,193
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.31%	03/02/2028		371	355,803
Informatica Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	3.81%	10/15/2028		119	115,651
ION Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.88%	03/11/2028		554	530,744
Learning Pool (United Kingdom)
Term Loan (Acquired 01/07/2022; Cost $398,173)(d)(h)	3.00%	08/17/2028	GBP	297	370,574
Term Loan 2 (Acquired 01/07/2022; Cost $386,965)(d)(f)(h)	-	08/17/2028		393	387,012
LogMeIn, Term Loan B (1 mo. USD LIBOR + 4.75%)	5.68%	08/28/2027		2,747	2,381,569
Marcel Bidco LLC, Incremental Term Loan B (1 mo. USD LIBOR + 4.00%)	4.89%	12/31/2027		93	91,387
Mavenir Systems, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)(d)	6.21%	08/13/2028		1,275	1,253,104
Maverick Bidco, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	4.99%	05/18/2028		449	434,036
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(d)	7.99%	05/18/2029		49	47,792
McAfee Enterprise
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	9.48%	07/27/2029		628	585,052
Term Loan B (1 mo. USD LIBOR + 5.00%)	6.23%	07/27/2028		1,999	1,842,482
McAfee LLC, First Lien Term Loan B (1 mo. SOFR + 4.50%)	4.84%	03/01/2029		3,027	2,883,189
Mediaocean LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.56%	12/15/2028		510	489,771
Natel Engineering Co., Inc., Term Loan (1 mo. USD LIBOR + 6.25%) (Acquired 04/25/2019-02/01/2022; Cost $2,066,106)(h)	7.31%	04/29/2026		2,102	2,017,687
Native Instruments (Germany), Term Loan(d)	6.25%	03/03/2028	EUR	784	829,301
NCR Corp., Term Loan B (1 mo. USD LIBOR + 2.50%)	3.74%	08/28/2026		655	630,337
Oberthur Tech (France)
Term Loan B-4(f)	-	01/10/2026	EUR	159	166,434
Term Loan B-4 (3 mo. EURIBOR + 4.50%)	4.50%	01/10/2026	EUR	1,455	1,526,018
Oberthur Technologies of America Corp., Term Loan B (3 mo. USD LIBOR +4.50%)	5.51%	01/09/2026		1,299	1,252,089
Optiv, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	8.25%	01/31/2025		490	479,454
Term Loan (3 mo. USD LIBOR + 3.25%)	5.33%	02/01/2024		3,681	3,578,298
Project Accelerate Parent LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.31%	01/02/2025		1,198	1,166,217
Project Leopard Holdings, Inc.
Incremental Term Loan (3 mo. USD LIBOR + 4.50%)	5.75%	07/05/2024		1,554	1,545,041
Term Loan (3 mo. USD LIBOR + 4.75%)	5.75%	07/05/2024		463	461,018
Proofpoint, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.82%	08/31/2028		1,264	1,216,830
Quest Software US Holdings, Inc.
Second Lien Term Loan (1 mo. SOFR + 7.50%)	8.72%	01/20/2030		136	128,240
Term Loan B (1 mo. SOFR + 4.25%)	4.75%	01/19/2029		3,057	2,833,260
RealPage, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.31%	04/24/2028		1,292	1,242,882
Renaissance Holding Corp., Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	8.06%	05/29/2026		359	349,840
Resideo Funding, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.11%	02/08/2028		366	358,235
Riverbed Technology, Inc., PIK Term Loan, 2.00% PIK Rate, 7.00% Cash Rate(g)	2.00%	12/08/2026		3,113	2,233,994

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Sandvine Corp.
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	5.56%	10/31/2025		$1,378	$ 1,361,992
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	9.06%	11/02/2026		190	187,552
SmartBear (AQA Acquisition Holdings, Inc), Term Loan B (1 mo. USD LIBOR + 4.25%)	5.26%	03/03/2028		297	292,133
SonicWall U.S. Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	5.26%	05/16/2025		131	126,345
Sophos (Surf Holdings LLC) (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	4.11%	03/05/2027		43	42,157
Tenable Holdings, Inc., Term Loan B (2 mo. USD LIBOR + 2.75%)	3.27%	07/07/2028		264	256,500
Ultimate Software Group, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	4.76%	05/04/2026		1,573	1,534,987
Second Lien Term Loan (1 mo. USD LIBOR + 5.25%)	6.21%	05/03/2027		154	149,025
UST Holdings Ltd., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.71%	10/15/2028		706	675,888
Veritas US, Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	6.01%	09/01/2025		1,122	973,545
WebPros, Term Loan (3 mo. USD LIBOR + 5.25%)	6.26%	02/18/2027		1,048	1,039,934
					56,079,232

Financial Intermediaries–0.73%
Edelman Financial Center LLC (The)
Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	4.56%	04/07/2028		1,826	1,759,537
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	7.81%	07/20/2026		111	106,403
LendingTree, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.00%)	5.06%	09/15/2028		841	813,441
Stiphout Finance LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.81%	10/26/2025		123	121,519
Tegra118 Wealth Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	5.46%	02/18/2027		324	316,704
					3,117,604

Food Products–2.45%
Arnott’s (Snacking Investments US LLC), Term Loan (1 mo. USD LIBOR + 4.00%)	5.06%	12/18/2026		949	934,140
Biscuit Intl (Cookie Acq S.A.S., De Banketgroep Holding) (France)
First Lien Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	02/15/2027	EUR	275	240,200
Term Loan B (3 mo. EURIBOR + 4.00%)(d)	4.00%	02/14/2027	EUR	249	217,245
BrightPet
Revolver Loan (3 mo. USD LIBOR + 6.25%)(d)	7.65%	10/05/2026		290	284,132
Revolver Loan(d)(e)	0.00%	10/05/2026		46	45,296
Term Loan B (3 mo. USD LIBOR + 6.25%)(d)	7.26%	10/05/2026		2,320	2,277,175
Florida Food Products LLC
First Lien Term Loan (1 mo. USD LIBOR+ 5.00%) (Acquired 10/08/2021-05/10/2022; Cost $3,025,664)(h)	6.06%	10/18/2028		3,083	3,002,140
Second Lien Term Loan (1 mo. USD LIBOR+ 8.00%) (Acquired 10/08/2021-11/30/2021; Cost $592,477)(h)	9.06%	10/08/2029		609	592,482
H-Food Holdings LLC
Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	6.06%	05/23/2025		782	736,001
Term Loan (3 mo. USD LIBOR + 3.69%)	4.75%	05/23/2025		575	528,084
Panzani/Pimente (France), Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	12/02/2028	EUR	174	175,526
Shearer’s Foods LLC
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.81%	09/22/2028		232	230,956
Term Loan B (1 mo. USD LIBOR + 3.50%)	4.56%	09/23/2027		273	252,109
Sigma Bidco B.V. (Netherlands)
Term Loan B-1 (3 mo. EURIBOR + 3.50%)	3.50%	07/02/2025	EUR	427	399,190
Term Loan B-2(f)	-	07/02/2025		104	91,286
Valeo Foods (Jersey) Ltd. (United Kingdom), First Lien Term Loan B (6 mo. SONIA + 5.00%)	5.69%	06/28/2028	GBP	429	503,567
					10,509,529

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Service–0.69%
Euro Garages (Netherlands)
Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	02/07/2025		$623	$ 600,153
Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	03/31/2026		311	299,623
Term Loan B (3 mo. USD LIBOR + 4.00%)	5.01%	02/07/2025		438	421,228
Financiere Pax S.A.S., Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	07/01/2026	EUR	1,401	1,299,810
NPC International, Inc., Second Lien Term Loan(d)(f)(i)(j)	-	04/18/2025		240	4,791
Weight Watchers International, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.56%	04/13/2028		377	317,780
					2,943,385

Health Care–5.50%
Acacium (United Kingdom)
Term Loan(d)	6.19%	05/19/2028	GBP	295	376,485
Term Loan (1 mo. SOFR + 5.25%)(d)	5.40%	06/08/2028		590	588,203
Ascend Learning LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.56%	12/11/2028		95	90,543
Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	6.81%	12/10/2029		413	396,189
athenahealth, Inc.
Delayed Draw Term Loan B(e)	0.00%	02/15/2029		566	541,597
Term Loan B(f)	-	01/26/2029		3,339	3,195,425
Biogroup-LCD (France), Term Loan B (3 mo. EURIBOR + 3.25%)	3.25%	02/09/2028	EUR	292	299,243
Cerba (Chrome Bidco) (France), Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	02/14/2029	EUR	248	258,240
Certara Holdco, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.56%	08/14/2026		404	395,388
Cheplapharm Arzneimittel GmbH (Germany), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	02/22/2029	EUR	312	324,361
Curium BidCo S.a.r.l. (Luxembourg)
Term Loan (1 mo. USD LIBOR + 4.25%)(d)	5.26%	12/02/2027		192	183,836
Term Loan B (1 mo. USD LIBOR + 4.00%)(d)	5.01%	07/09/2026		42	39,857
Dermatology Intermediate Holdings III, Inc.
Delayed Draw Term Loan(d)(e)	0.00%	03/31/2029		49	47,566
Term Loan B (1 mo. SOFR + 4.25%)(d)	4.99%	03/23/2029		261	254,476
embecta, Term Loan (1 mo. SOFR + 3.00%)	3.65%	01/27/2029		7	6,383
Ethypharm (France), Term Loan B	5.19%	04/17/2028	GBP	371	432,467
ExamWorks Group, Inc./Electron Bidco, Term Loan (1 mo. USD LIBOR+ 3.00%)	4.06%	11/01/2028		277	268,222
Explorer Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.56%	02/04/2027		1,025	990,809
Gainwell Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	5.01%	10/01/2027		1,846	1,808,993
Global Healthcare Exchange LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.26%	06/28/2024		297	288,865
Global Medical Response, Inc.
Term Loan (3 mo. USD LIBOR + 4.25%)	5.31%	03/14/2025		313	299,246
Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	10/02/2025		1,495	1,428,617
ICON PLC
Term Loan (1 mo. USD LIBOR + 2.25%)	3.31%	07/03/2028		15	14,427
Term Loan (1 mo. USD LIBOR + 2.25%)	3.31%	07/03/2028		59	57,905
Insulet Corp., Term Loan (1 mo. USD LIBOR + 3.25%)	4.31%	05/04/2028		153	150,152
International SOS L.P., Term Loan B (3 mo. USD LIBOR + 3.75%)(d)	4.81%	09/07/2028		635	616,424
MedAssets Software Intermediate Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	12/18/2028		1,006	970,594
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.25%	12/17/2029		401	381,571
MJH Healthcare Holdings LLC, Term Loan B (1 mo. SOFR + 3.50%)	4.46%	01/25/2029		404	385,491
Nemera (Financiere N BidCo) (France), Incremental Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	01/22/2026	EUR	80	82,890
Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	12/15/2027	EUR	138	144,515
Term Loan B-2 (3 mo. EURIBOR + 4.25%)	4.25%	12/15/2027	EUR	80	83,478
Nidda Healthcare Holding AG (Germany), Term Loan F (3 mo. SONIA + 4.50%)	5.46%	08/21/2026	GBP	314	369,208
Ortho-Clinical Diagnostics, Inc., Term Loan(f)	-	06/30/2025		35	34,885

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Revint Intermediate II LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	5.31%	10/15/2027		$1,968	$ 1,960,336
Sharp Midco LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)(d)	4.97%	12/15/2028		209	203,689
Summit Behavioral Healthcare LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.75%)(d)	6.26%	11/24/2028		1,350	1,302,976
TTF Holdings LLC, Term Loan B (1 mo. USD LIBOR + 4.25%)(d)	5.31%	03/31/2028		500	487,393
Unified Womens Healthcare L.P., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.31%	12/20/2027		1,699	1,635,555
Veonet (Germany), Term Loan B(f)	-	04/11/2029	EUR	215	225,420
Verscend Holding Corp., Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	5.06%	08/27/2025		836	821,339
Waystar, Term Loan B (1 mo. USD LIBOR + 4.00%)	5.06%	10/23/2026		434	425,189
Women’s Care Holdings, Inc. LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.74%	01/15/2028		544	525,767
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	9.49%	01/15/2029		235	226,940
					23,621,155

Home Furnishings–2.07%
Hilding Anders AB (Sweden), Term Loan B (3 mo. EURIBOR + 5.00%) (Acquired 11/20/2017-04/29/2022; Cost $461,330)(h)	5.00%	11/29/2024	EUR	394	198,614
Hunter Douglas, Inc.
First Lien Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	02/09/2029	EUR	1,317	1,325,229
First Lien Term Loan (1 mo. SOFR + 3.50%)	4.84%	02/09/2029		2,082	1,890,978
Mattress Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.64%	09/25/2028		1,593	1,362,907
Serta Simmons Bedding LLC
First Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023		716	708,579
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023		2,057	1,525,743
SIWF Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.93%	10/16/2028		1,385	1,205,354
TGP Holdings III LLC
Delayed Draw Term Loan (3 mo. USD LIBOR +3.25%)	4.24%	06/29/2028		9	8,297
Delayed Draw Term Loan(e)	0.00%	06/29/2028		27	24,890
Term Loan B (1 mo. USD LIBOR + 3.50%)	4.31%	06/29/2028		277	251,687
VC GB Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.76%	07/01/2029		319	297,009
Weber-Stephen Products LLC, Incremental Term Loan B (1 mo. SOFR + 3.25%)(d)	4.31%	10/30/2027		47	43,772
Webster-Stephen Products LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.31%	10/30/2027		44	40,929
					8,883,988

Industrial Equipment–4.45%
Apex Tool Group LLC, Term Loan B (1 mo. SOFR + 5.25%)	6.15%	02/08/2029		817	739,173
Brush (United Kingdom)
Term Loan(d)	7.00%	06/09/2028	EUR	882	933,449
Term Loan A(d)	7.44%	06/09/2028	GBP	759	943,870
CIRCOR International, Inc., Term Loan (1 mo. USD LIBOR + 5.50%)	6.46%	12/20/2028		725	692,100
Crosby US Acquisition Corp., Term Loan B (3 mo. USD LIBOR + 4.75%)	5.71%	06/27/2026		290	283,450
Delachaux Group S.A. (France), Term Loan B-2 (3 mo. USD LIBOR + 4.50%)	5.83%	04/16/2026		321	302,844
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.81%	12/16/2027		666	653,688
Engineered Machinery Holdings, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.76%	05/19/2028		269	258,419
Second Lien Incremental Term Loan (1 mo. USD LIBOR + 6.00%)	7.01%	05/21/2029		117	114,901
Kantar (United Kingdom)
Term Loan B (3 mo. USD LIBOR + 5.00%)	5.52%	12/04/2026		985	956,163
Term Loan B-3 (3 mo. EURIBOR + 4.25%)	4.25%	12/04/2026	EUR	700	729,686
Madison IAQ LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	4.52%	06/21/2028		1,731	1,648,010
MKS Instruments, Inc., Term Loan B(f)	-	04/11/2029		38	37,808
MX Holdings US, Inc., Term Loan B-1-C (3 mo. USD LIBOR + 2.50%)	3.52%	07/31/2025		263	255,576
New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)	5.01%	03/08/2025		781	746,652
Platin2025 Holdings S.a r.l. (Germany), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	12/29/2028	EUR	862	888,420

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–(continued)
Robertshaw US Holding Corp.
First Lien Term Loan(f)	-	02/28/2025		$503	$ 414,824
Second Lien Term Loan (3 mo. USD LIBOR + 8.00%)	9.06%	02/28/2026		388	281,567
S2P Acquisiton Borrower, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	4.81%	08/14/2026		660	639,225
Tank Holding Corp.
Revolver Loan(d)(f)	-	03/31/2028		153	144,429
Revolver Loan(d)(e)	0.00%	03/31/2028		77	72,215
Term Loan(d)(f)	-	03/31/2028		3,448	3,362,152
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (1 mo. USD LIBOR + 3.50%)	4.02%	07/31/2027		3,233	3,122,849
Victory Buyer LLC
Second Lien Term Loan B(d)	8.50%	11/19/2029		165	163,531
Term Loan B (1 mo. USD LIBOR + 3.75%)(d)	4.68%	11/15/2028		774	737,191
					19,122,192

Insurance–1.36%
Acrisure LLC
Term Loan (1 mo. USD LIBOR + 3.50%)	4.56%	02/15/2027		1,595	1,527,576
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.81%	02/15/2027		618	597,047
Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	5.31%	02/15/2027		771	753,799
Alliant Holdings Intermediate LLC
Term Loan (1 mo. USD LIBOR + 3.25%)	4.31%	05/09/2025		77	74,038
Term Loan (1 mo. USD LIBOR + 3.50%)	4.37%	11/06/2027		1,965	1,899,324
HUB International Ltd.
Incremental Term Loan B-3 (1 mo. USD LIBOR + 3.25%)	4.18%	04/25/2025		667	647,343
Term Loan (1 mo. USD LIBOR + 3.00%)	4.21%	04/25/2025		15	14,886
USI, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.26%	12/02/2026		336	326,603
					5,840,616

Leisure Goods, Activities & Movies–7.92%
AMC Entertainment, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	3.84%	04/22/2026		2,933	2,592,810
Carnival Corp.
Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	4.00%	10/18/2028		3,719	3,551,828
Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	06/30/2025		383	370,657
Crown Finance US, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 8.25%)	10.08%	05/23/2024		840	887,850
Revolver Loan (3 mo. USD LIBOR + 3.00%)	4.01%	03/02/2023		557	422,016
Revolver Loan (3 mo. USD LIBOR + 5.00%)	6.51%	05/23/2024		754	727,252
Revolver Loan(e)	0.00%	03/02/2023		10	7,712
Term Loan (3 mo. EURIBOR + 2.63%)	2.63%	02/28/2025	EUR	358	267,159
Term Loan (3 mo. USD LIBOR + 2.50%)	4.00%	02/28/2025		3,223	2,293,310
Term Loan (1 mo. USD LIBOR + 2.75%)	4.25%	09/30/2026		1,895	1,297,459
Term Loan B-1	7.00%	05/23/2024		2,505	2,861,136
CWGS Group LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	3.56%	06/03/2028		981	911,191
Dorna Sports S.L. (Spain), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	02/03/2029	EUR	427	438,013
Eagle Midco Ltd. (United Kingdom), Term Loan (1 mo. SONIA +4.50%)	5.47%	03/20/2028	GBP	233	287,434
Fender Musical Instruments Corp., Term Loan B (1 mo. SORF + 4.00%)	4.89%	11/17/2028		343	326,520
Fitness International LLC, Term Loan B (3 mo. USD LIBOR + 3.25%)	4.26%	04/18/2025		921	823,774
Hornblower Holdings LLC, Term Loan (6 mo. USD LIBOR + 8.13%)	10.06%	11/25/2025		272	281,528

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies–(continued)
Invictus Media S.L.U. (Spain)
Second Lien Term Loan(j)	0.00%	12/26/2025	EUR	1,973	$ 1,938,489
Term Loan A-1(j)	0.00%	06/26/2024	EUR	363	378,123
Term Loan A-2(j)	0.00%	06/26/2024	EUR	228	237,274
Term Loan B-1(j)	0.00%	06/26/2025	EUR	1,409	1,456,721
Term Loan B-2(j)	0.00%	06/26/2025	EUR	1,234	1,275,476
Lakeland Tours LLC
PIK Term Loan, 13.25% PIK Rate(g)	13.25%	09/25/2027		$304	213,049
Third Lien Term Loan B (1 mo. USD LIBOR + 5.50%)	2.75%	09/25/2025		266	242,987
OEG Borrower, LLC, Term Loan B(d)(f)	-	05/20/2029		852	821,993
Parques Reunidos (Spain), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	09/16/2026	EUR	1,533	1,564,947
Royal Caribbean Cruises
Revolver Loan (3 mo. USD LIBOR + 1.30%)	2.17%	10/12/2022		1,063	1,038,642
Revolver Loan(d)(f)	-	04/05/2024		1,568	1,387,411
Revolver Loan(d)(e)	0.00%	04/12/2024		594	525,919
Revolver Loan(e)	0.00%	10/12/2022		141	137,865
Revolver Loan(d)(e)	0.00%	04/05/2024		707	625,554
SeaWorld Parks & Entertainment, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	4.06%	08/25/2028		464	450,623
Six Flags Theme Parks, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	2.81%	04/17/2026		229	222,794
USF S&H Holdco LLC
Term Loan A (3 mo. USD LIBOR + 15.00%)(d)	15.00%	06/30/2025		108	108,080
Term Loan A(d)(e)	0.00%	06/30/2025		162	162,334
Term Loan B (3 mo. USD LIBOR + 3.00%)(d)	4.01%	06/30/2025		1,735	1,734,529
Vue International Bidco PLC (United Kingdom), Term Loan B-1 (3 mo. EURIBOR + 4.75%)	4.75%	07/03/2026	EUR	1,322	1,125,560
					33,996,019

Lodging & Casinos–3.57%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	5.62%	02/02/2026		1,137	1,081,785
Term Loan (1 mo. USD LIBOR + 3.75%)	4.81%	02/02/2026		988	919,012
B&B Hotels S.A.S. (France)
Second Lien Term Loan A-1 (3 mo. EURIBOR + 8.50%)	8.50%	07/31/2027	EUR	387	402,225
Term Loan B-3-A (3 mo. EURIBOR + 3.88%)	3.88%	07/31/2026	EUR	1,884	1,900,839
Term Loan B-4 (6 mo. EURIBOR + 5.50%)	5.50%	07/31/2026	EUR	401	421,860
Bally’s Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.05%	10/02/2028		2,391	2,299,047
Caesars Resort Collection LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	4.56%	07/21/2025		901	890,427
Fertitta Entertainment LLC, Term Loan (1 mo. SOFR + 4.00%)	5.03%	01/31/2029		142	135,842
Hilton Grand Vacations Borrower LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	4.06%	08/02/2028		520	506,948
HotelBeds (United Kingdom)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	09/12/2025	EUR	1,882	1,792,725
Term Loan D (3 mo. EURIBOR + 5.50%)	5.50%	09/30/2027	EUR	3,398	3,297,501
PCI Gaming Authority, Term Loan B (1 mo. USD LIBOR + 3.00%)	3.56%	05/29/2026		63	61,620
Scientific Games Lottery
Term Loan B(f)	-	01/31/2029	EUR	247	256,472
Term Loan B(f)	-	04/04/2029		1,427	1,373,537
					15,339,840

Nonferrous Metals & Minerals–1.51%
American Rock Salt Co. LLC
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)(d)	8.31%	06/11/2029		57	55,960
Term Loan B (1 mo. USD LIBOR + 4.00%)	5.06%	06/09/2028		833	782,951
AZZ, Inc., First Lien Term Loan(f)	-	05/06/2029		1,571	1,522,150
Corialis Group Ltd. (United Kingdom), Term Loan B	5.09%	05/24/2028	GBP	110	127,457

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Nonferrous Metals & Minerals–(continued)
Covia Holdings Corp., Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	07/31/2026	$431	$ 413,970
Form Technologies LLC
Term Loan (1 mo. USD LIBOR + 4.50%)	6.01%	07/19/2025	1,037	977,628
Term Loan (1 mo. USD LIBOR + 9.00%)(d)	10.51%	10/22/2025	584	554,903
Kissner Group, Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	03/16/2027	2,162	2,036,744
				6,471,763

Oil & Gas–3.41%
Brazos Delaware II LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	4.97%	05/21/2025	1,818	1,777,103
Glass Mountain Pipeline Holdings LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.74%	10/28/2027	215	195,238
Gulf Finance LLC, Term Loan (1 mo. USD LIBOR + 6.75%)	7.81%	08/25/2026	1,292	960,439
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%) (Acquired 07/02/2018-10/02/2018; Cost $2,513,881)(h)	7.00%	07/02/2023	1,161	1,094,645
McDermott International Ltd.
LOC(e)	0.00%	06/30/2024	2,136	1,778,312
LOC(d)(f)	-	06/30/2024	998	833,763
PIK Term Loan, 3.00% PIK Rate, 2.06% Cash Rate(g)	3.00%	06/30/2025	503	256,683
Term Loan (1 mo. USD LIBOR + 3.00%)	4.06%	06/30/2024	92	58,409
Petroleum GEO-Services ASA (Norway), Term Loan (1 mo. USD LIBOR + 7.50%)	8.51%	03/19/2024	4,093	3,799,109
QuarterNorth Energy, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 08/03/2021; Cost $2,591,818)(h)	9.06%	08/27/2026	2,638	2,651,552
Southcross Energy Partners L.P., Revolver Loan(d)(e)	0.00%	01/31/2025	79	79,256
TransMontaigne Partners LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	11/17/2028	1,180	1,146,709
				14,631,218

Publishing–3.81%
Adtalem Global Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.93%	08/12/2028	553	541,274
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.75%	06/29/2026	2,714	2,596,989
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.74%	08/21/2026	3,305	3,031,430
Dotdash Meredith, Inc., Term Loan B (1 mo. SOFR + 4.00%)	4.87%	12/01/2028	2,195	2,107,152
Harbor Purchaser, Inc.
Second Lien Term Loan (1 mo. SOFR + 8.50%)(d)	9.53%	03/31/2030	1,353	1,312,423
Term Loan B(f)	-	03/31/2029	2,950	2,734,299
McGraw-Hill Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.55%	07/30/2028	2,807	2,676,372
Micro Holding L.P., Term Loan (1 mo. USD LIBOR + 3.75%)	4.81%	09/13/2024	1,377	1,334,278
				16,334,217

Radio & Television–1.33%
Diamond Sports Holdings LLC
First Lien Term Loan (1 mo. SOFR + 8.00%)	9.00%	05/25/2026	1,029	1,038,763
Second Lien Term Loan (1 mo. SOFR + 3.25%)	4.09%	08/24/2026	1,314	406,445
Gray Television, Inc.
Term Loan C (3 mo. USD LIBOR + 2.50%)	3.30%	01/02/2026	11	10,500
Term Loan D (1 mo. USD LIBOR + 3.00%)	3.80%	12/01/2028	1,225	1,194,154
iHeartCommunications, Inc., Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	4.31%	05/01/2026	220	212,136
Sinclair Television Group, Inc.
Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	3.56%	09/30/2026	738	701,331
Term Loan B-3 (1 mo. USD LIBOR + 3.00%)	4.06%	04/01/2028	698	662,770
Term Loan B-4 (1 mo. SOFR + 3.75%)	4.88%	04/20/2029	1,274	1,215,501
Univision Communications, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.31%	05/05/2028	269	258,114
				5,699,714

Retailers (except Food & Drug)-3.20%
Bass Pro Group LLC, Term Loan B-2 (1 mo. USD LIBOR + 3.75%)	4.81%	03/06/2028	3,135	2,987,045

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Retailers (except Food & Drug)–(continued)
Claire’s Stores, Inc., Term Loan (1 mo. USD LIBOR + 6.50%)	7.56%	12/18/2026		$571	$ 554,286
CNT Holdings I Corp. (1-800 Contacts)
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.34%	11/08/2027		1,603	1,561,622
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.59%	11/06/2028		402	391,251
Kirk Beauty One GmbH (Germany)
Term Loan B-1 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	297	286,707
Term Loan B-2 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	171	165,038
Term Loan B-3(f)	-	04/08/2026	EUR	83	79,724
Term Loan B-3 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	333	320,509
Term Loan B-4 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	526	506,532
Term Loan B-5 (3 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	117	112,660
Petco Animal Supplies, Inc., First Lien Term loan (2 mo. USD LIBOR + 3.25%)	4.26%	03/02/2028		1,483	1,416,153
PetSmart, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	02/11/2028		4,598	4,334,610
Savers, Inc., Term Loan B (1 mo. USD LIBOR + 5.50%)	6.51%	04/21/2028		1,057	1,025,012
					13,741,149

Surface Transport–2.00%
American Trailer World Corp., First Lien Term Loan (1 mo. SOFR + 3.75%)	4.63%	03/03/2028		2,030	1,831,587
ASP LS Acquisition Corp., Incremental Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	05/07/2028		256	244,557
Carriage Purchaser, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.31%	09/30/2028		569	539,928
First Student Bidco, Inc.
Term Loan B (1 mo. USD LIBOR + 3.00%)	3.98%	07/21/2028		1,165	1,099,575
Term Loan C (1 mo. USD LIBOR + 3.00%)	3.98%	07/21/2028		419	395,777
Hurtigruten (Explorer II AS) (Norway)
Term Loan B (3 mo. EURIBOR + 3.50%)	4.00%	02/24/2025	EUR	1,769	1,606,207
Term Loan C (3 mo. EURIBOR + 8.00%)	8.00%	06/16/2023	EUR	1,000	1,039,234
Novae LLC
Delayed Draw Term Loan (3 mo. SOFR + 5.00%)	5.92%	12/22/2028		181	175,902
Delayed Draw Term Loan(e)	0.00%	12/22/2028		2	1,777
Term Loan B (1 mo. SOFR + 5.00%)	5.80%	12/22/2028		640	621,876
Odyssey Logistics & Technology Corp., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.24%	10/12/2024		199	193,704
STG - XPOI Opportunity, Term Loan B (1 mo. SOFR + 6.00%)	6.75%	04/30/2028		870	854,939
					8,605,063

Telecommunications–6.46%
Avaya, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.12%	12/15/2027		588	446,357
Term Loan B-2 (1 mo. USD LIBOR + 4.00%)	4.87%	12/15/2027		967	735,655
Cablevision Lightpath LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	4.12%	11/30/2027		527	511,287
CCI Buyer, Inc., Term Loan (1 mo. SOFR + 3.75%)	4.75%	12/13/2027		3,288	3,163,387
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	3.31%	03/15/2027		7	6,798
Cincinnati Bell, Inc., Term Loan B-2 (1 mo. SOFR + 3.25%)	4.05%	11/17/2028		19	17,962
Colorado Buyer, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	05/01/2024		1,398	1,355,800
Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	05/01/2024		7	6,647
Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.55%	04/27/2027		858	836,401
Eagle Broadband Investments LLC (Mega Broadband), Term Loan (1 mo. USD LIBOR + 3.00%)	4.06%	11/12/2027		110	106,577
Frontier Communications Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.81%	05/01/2028		1,336	1,281,310
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	4.56%	12/11/2026		1,504	1,448,000
Intelsat Jackson Holdings S.A. (Luxembourg), Term Loan B (1 mo. SOFR + 4.00%)	4.92%	01/27/2029		4,545	4,299,679
Iridium Satellite LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	3.56%	11/04/2026		27	26,520
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	2.81%	03/01/2027		118	113,567

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Telecommunications–(continued)
MLN US HoldCo LLC
First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	5.30%	11/30/2025		$2,124	$ 1,781,641
Second Lien Term Loan B (3 mo. USD LIBOR + 8.75%)	9.55%	11/30/2026		1,596	1,340,501
Radiate Holdco LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.31%	09/25/2026		1,611	1,566,025
SBA Senior Finance II LLC, Term Loan (3 mo. USD LIBOR + 1.75%)	2.81%	04/11/2025		11	11,203
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	3.81%	12/07/2026		1,999	1,454,270
U.S. Telepacific Corp., Term Loan (3 mo. SOFR + 2.00%)	6.50%	05/01/2026		2,796	1,633,045
ViaSat, Inc., First Lien Term Loan B (1 mo. SOFR + 3.75%)	5.65%	02/23/2029		634	615,401
Voyage Digital (NC) Ltd., Term Loan B(d)(f)	-	03/03/2029		845	834,371
Windstream Services LLC, Term Loan B (1 mo. USD LIBOR + 6.25%)	7.31%	09/21/2027		2,182	2,067,708
Zayo Group LLC, Incremental Term Loan(f)	-	03/09/2027		2,133	2,050,852
					27,710,964

Utilities–2.95%
AI Alpine US Bidco, Inc., Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	10/31/2025	EUR	300	311,013
APLP Holdings L.P. (Canada), Term Loan B (1 mo. USD LIBOR + 3.75%)	4.76%	05/14/2027		445	436,451
Brookfield WEC Holdings, Inc., Incremental Term Loan(f)	-	08/01/2025		1,067	1,036,804
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.76%	10/02/2025		2,294	1,646,594
Generation Bridge LLC
Term Loan B (3 mo. USD LIBOR + 5.00%)	6.01%	12/01/2028		788	782,083
Term Loan C (3 mo. USD LIBOR + 5.00%)	6.01%	12/01/2028		16	16,334
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.81%	11/09/2026		1,932	1,789,324
Heritage Power LLC, Term Loan (1 mo. USD LIBOR + 6.00%)	7.24%	07/30/2026		1,494	667,604
KAMC Holdings, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.00%)	5.57%	08/14/2026		595	479,322
Lightstone Holdco LLC
Term Loan B(f)	-	01/30/2024		2,482	2,289,330
Term Loan C(f)	-	01/30/2024		142	130,730
Nautilus Power LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	5.31%	05/16/2024		1,227	1,010,729
Osmose Utilities Services, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	4.31%	06/23/2028		1,060	993,620
Urbaser (Spain), Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	10/23/2028	EUR	643	673,679
USIC Holding, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.56%	05/07/2029		172	165,027
Term Loan B (1 mo. USD LIBOR + 3.50%)	4.56%	05/12/2028		253	244,310
					12,672,954
Total Variable Rate Senior Loan Interests (Cost $491,873,489)					465,079,168

			Shares

Common Stocks & Other Equity Interests–8.54%(k)
Aerospace & Defense–1.08%
IAP Worldwide Services, Inc.(d)				342	4,633,814

Automotive–0.01%
ThermaSys Corp.(d)				676,996	20,310

Building & Development–0.00%
Lake at Las Vegas Joint Venture LLC, Class A(d)				780	0
Lake at Las Vegas Joint Venture LLC, Class B(d)				9	0
					0

Business Equipment & Services–0.95%
Checkout Holding Corp. (Acquired 02/15/2019; Cost $2,251,966)(h)				6,741	2,359
My Alarm Center LLC, Class A (Acquired 03/09/2021-12/03/2021; Cost $3,381,699)(d)(h)				25,611	4,084,920
					4,087,279

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Shares	Value
Containers & Glass Products-0.03%
Libbey Glass, Inc. (Acquired 11/13/2020-02/10/2022; Cost $32,297)(h)	7,940	$ 136,965

Electronics & Electrical-0.01%
Riverbed Technology, Inc. (Acquired 12/06/2021; Cost $316,609)(h)	18,902	53,559

Financial Intermediaries-0.00%
RJO Holdings Corp.(d)	2,851	2,851
RJO Holdings Corp., Class A(d)	2,314	2,314
RJO Holdings Corp., Class B(d)	3,000	30
		5,195

Health Care-0.03%
Envigo RMS Holding Corp.(d)	7,462	108,460

Leisure Goods, Activities & Movies-0.42%
Crown Finance US, Inc., Wts., expiring 11/23/2025 (Acquired 12/09/2020; Cost $0)(h)	171,770	34,631
USF S&H Holdco LLC(d)	1,785	1,782,028
		1,816,659

Lodging & Casinos-0.54%
Bally’s Corp.(l)	72,757	1,901,868
Caesars Entertainment, Inc.(l)	8,413	422,080
		2,323,948

Oil & Gas-3.53%
Aquadrill LLC	49,326	2,026,485
HGIM Corp. (Acquired 07/02/2018-08/31/2021; Cost $769,269)(h)	8,544	72,624
HGIM Corp., Wts., expiring 07/02/2043 (Acquired 07/02/2018; Cost $487,931)(h)	5,420	46,070
McDermott International Ltd.(l)	210,471	132,597
McDermott International Ltd.(d)	657,235	393,355
NexTier Oilfield Solutions, Inc.(l)	44,006	479,665
Noble Corp.(l)	929	33,704
QuarterNorth Energy, Inc. (Acquired 06/02/2021-10/29/2021; Cost $3,240,271)(h)	78,026	10,143,380
QuarterNorth Energy, Inc., Wts., expiring 08/27/2029 (Acquired 08/27/2021; Cost $133,695)(h)	14,855	155,978
QuarterNorth Energy, Inc., Wts., expiring 08/27/2029 (Acquired 08/27/2021; Cost $171,654)(h)	28,609	207,415
Samson Investment Co., Class A(d)	84,254	52,659
Southcross Energy Partners L.P. (Acquired 08/05/2014-10/29/2020; Cost $759,465)(h)	73,367	2,201
Transocean Ltd.(l)	191,873	790,517
Tribune Resources, Inc.	382,888	631,765
Tribune Resources, Inc., Wts., expiring 04/03/2023(d)	99,132	2,478
		15,170,893

Radio & Television-0.28%
iHeartMedia, Inc., Class A(l)	101,257	1,194,833
iHeartMedia, Inc., Class B	17	255
		1,195,088

Retailers (except Food & Drug)-0.07%
Claire’s Stores, Inc.	446	146,065
Toys ’R’ Us-Delaware, Inc.(d)	17	41,828
Vivarte S.A.S.(d)	233,415	111,369
		299,262

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

			Shares	Value
Surface Transport–0.08%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $420,320)(h)			4,992	$ 107,328
Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030			156,208	49,628
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045			123,544	52,335
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $441,875)(h)			5,248	112,832
				322,123

Utilities–1.51%
Vistra Corp.			227,983	6,011,912
Vistra Operations Co. LLC, Rts., expiring 12/31/2046			366,133	485,126
				6,497,038
Total Common Stocks & Other Equity Interests (Cost $43,361,645)				36,670,593

	Interest Rate	Maturity Date	Principal Amount (000)(a)
U.S. Dollar Denominated Bonds & Notes–4.01%
Air Transport–0.19%
Mesa Airlines, Inc., Class B (d)	5.75%	07/15/2025	$ 795	830,196

Building & Development–0.66%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (Acquired 09/22/2021-12/17/2021; Cost $1,041,121)(h)(m)	4.50%	04/01/2027	1,045	977,065
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (Acquired 10/13/2020-11/19/2020; Cost $1,665,733)(h)(m)	5.75%	05/15/2026	1,873	1,843,528
				2,820,593

Business Equipment & Services–0.14%
Advantage Sales & Marketing, Inc. (m)	6.50%	11/15/2028	695	620,228

Cable & Satellite Television–0.45%
Altice Financing S.A. (Luxembourg) (Acquired 03/02/2020-10/01/2021; Cost $677,498)(h)(m)	5.00%	01/15/2028	671	609,134
Altice France S.A. (France)(m)	5.50%	01/15/2028	328	292,501
Altice France S.A. (France)(m)	5.50%	10/15/2029	305	265,155
Virgin Media Secured Finance PLC (United Kingdom)(m)	4.50%	08/15/2030	849	769,236
				1,936,026

Chemicals & Plastics–0.26%
EverArc Escrow S.a.r.l. (m)	5.00%	10/30/2029	1,067	930,590
Herens Holdco S.a.r.l. (Luxembourg)(m)	4.75%	05/15/2028	195	168,934
				1,099,524

Containers & Glass Products–0.03%
LABL, Inc. (m)	5.88%	11/01/2028	131	120,111

Electronics & Electrical–0.17%
CommScope, Inc. (m)	4.75%	09/01/2029	325	288,307
Energizer Holdings, Inc.(m)	4.38%	03/31/2029	528	447,480
				735,787

Food Service–0.09%
eG Global Finance PLC (United Kingdom) (m)	6.75%	02/07/2025	412	402,151

Health Care–0.07%
Global Medical Response, Inc. (m)	6.50%	10/01/2025	298	286,640

Industrial Equipment–0.64%
F-Brasile S.p.A./F-Brasile US LLC, Series XR (Italy) (m)	7.38%	08/15/2026	2,987	2,410,166

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–(continued)
TK Elevator Holdco GmbH (Germany)(m)	7.63%	07/15/2028		$ 361	$ 339,556
					2,749,722

Leisure Goods, Activities & Movies–0.41%
AMC Entertainment Holdings, Inc. (m)	7.50%	02/15/2029		1,908	1,750,590

Nonferrous Metals & Minerals–0.16%
SCIH Salt Holdings, Inc. (m)	4.88%	05/01/2028		720	670,133

Publishing–0.42%
McGraw-Hill Education, Inc. (m)	5.75%	08/01/2028		1,990	1,818,263

Radio & Television–0.10%
Diamond Sports Group LLC/Diamond Sports Finance Co. (m)	5.38%	08/15/2026		825	273,665
iHeartCommunications, Inc.(m)	4.75%	01/15/2028		194	175,194
					448,859

Telecommunications–0.22%
Windstream Escrow LLC/Windstream Escrow Finance Corp. (m)	7.75%	08/15/2028		1,007	929,204
Total U.S. Dollar Denominated Bonds & Notes (Cost $19,283,707)					17,218,027

Non-U.S. Dollar Denominated Bonds & Notes–3.32%(n)
Automotive–0.28%
Cabonline Group Holding AB (Sweden) (3 mo. STIBOR + 9.50%)(m)(o)	9.57%	04/19/2026	SEK	10,000	1,034,205
Leather 2 S.p.A. (Italy) (3 mo. EURIBOR + 4.50%)(m)(o)	4.50%	09/30/2028	EUR	206	192,799
					1,227,004

Building & Development–0.12%
APCOA Parking Holdings GmbH (Germany) (3 mo. EURIBOR + 5.00%)(m)(o)	5.00%	01/15/2027	EUR	272	283,443
Haya Real Estate S.A. (Spain) (3 mo. EURIBOR + 5.13%)(m)(o)	5.13%	11/15/2022	EUR	100	75,525
Haya Real Estate S.A. (Spain)(m)	5.25%	11/15/2022	EUR	198	148,900
					507,868

Business Equipment & Services–0.16%
Paganini Bidco S.p.A. (Italy) (3 mo. EURIBOR + 4.25%)(m)(o)	4.25%	10/30/2028	EUR	694	713,845

Cable & Satellite Television–0.21%
Altice Financing S.A. (Luxembourg) (Acquired 01/08/2020; Cost $288,912)(h)(m)	3.00%	01/15/2028	EUR	260	237,189
Altice Finco S.A. (Luxembourg) (Acquired 10/05/2017-09/14/2020; Cost $846,997)(h)(m)	4.75%	01/15/2028	EUR	756	679,232
					916,421

Chemicals & Plastics–0.10%
Herens Midco S.a.r.l. (Luxembourg)(m)	5.25%	05/15/2029	EUR	506	416,245

Electronics & Electrical–0.16%
Castor S.p.A. (Italy) (3 mo. EURIBOR + 5.25%)(m)(o)	5.25%	02/15/2029	EUR	660	689,338

Financial Intermediaries–1.02%
AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%)(m)(o)	5.00%	08/01/2024	EUR	1,101	1,091,838
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(m)(o)	6.25%	05/01/2026	EUR	632	664,681
Garfunkelux Holdco 3 S.A. (Luxembourg)(m)	6.75%	11/01/2025	EUR	909	926,070
Kane Bidco Ltd. (United Kingdom)(m)	5.00%	02/15/2027	EUR	139	138,692
Kane Bidco Ltd. (United Kingdom)(m)	6.50%	02/15/2027	GBP	174	201,305
Sherwood Financing PLC (United Kingdom)(m)	4.50%	11/15/2026	EUR	200	195,514
Sherwood Financing PLC (United Kingdom)(m)	6.00%	11/15/2026	GBP	202	222,941

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Financial Intermediaries–(continued)
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(m)(o)	4.63%	11/15/2027	EUR	891	$ 925,446
					4,366,487

Health Care–0.12%
Kepler S.p.A. (United Kingdom) (3 mo. EURIBOR + 5.75%)(m)(o)	5.38%	05/15/2029	EUR	486	508,180

Home Furnishings–0.33%
Ideal Standard International S.A. (Belgium)(m)	6.38%	07/30/2026	EUR	316	237,639
Very Group Funding PLC (The) (United Kingdom)(m)	6.50%	08/01/2026	GBP	1,101	1,172,189
					1,409,828

Leisure Goods, Activities & Movies–0.10%
Deuce Finco PLC (United Kingdom) (3 mo. EURIBOR + 4.75%)(m)(o)	4.75%	06/15/2027	EUR	211	200,599
Deuce Finco PLC (United Kingdom)(m)	5.50%	06/15/2027	GBP	211	228,309
					428,908

Lodging & Casinos–0.27%
TVL Finance PLC (United Kingdom) (SONIA + 5.38%)(m)(o)	6.25%	07/15/2025	GBP	989	1,166,479

Retailers (except Food & Drug)–0.29%
Douglas GmbH (Germany)(m)	6.00%	04/08/2026	EUR	788	721,486
Kirk Beauty SUN GmbH (Germany)(m)	8.25%	10/01/2026	EUR	702	524,958
					1,246,444

Surface Transport–0.16%
Zenith Finco PLC (United Kingdom)(m)	6.50%	06/30/2027	GBP	632	672,944
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $17,102,207)					14,269,991

			Shares

Preferred Stocks–0.76%(k)
Automotive–0.00%
ThermaSys Corp., Series A, Pfd.(d)				144,220	4,327

Containers & Glass Products–0.10%
Libbey Glass, Inc., Pfd. (Acquired 11/13/2020-03/15/2022; Cost $340,066)(d)(h)				3,399	418,148

Electronics & Electrical–0.07%
Riverbed Technology, Inc., Pfd. (Acquired 12/06/2021; Cost $0)(h)				27,194	240,667
Riverbed Technology, Inc., Pfd.				8,195	72,526
					313,193

Financial Intermediaries–0.00%
RJO Holdings Corp., Series A-2, Pfd.(d)				584	2,920

Oil & Gas–0.09%
McDermott International Ltd., Pfd.(d)				563,918	366,547
Southcross Energy Partners L.P., Series A, Pfd. (Acquired 05/07/2019-08/23/2019; Cost $291,940)(d)(h)				292,193	21,914
					388,461

Surface Transport–0.50%
Commercial Barge Line Co., Series A, Pfd. (Acquired 02/15/2018-02/06/2020; Cost $938,463)(h)				18,575	464,375
Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $986,469)(h)				19,526	488,150
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $505,738)(h)				21,989	692,653

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

			Shares	Value

Surface Transport–(continued)

Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $355,189)(h)			15,443	$486,455

				2,131,633

Total Preferred Stocks (Cost $3,814,729)				3,258,682

	Interest Rate	Maturity Date	Principal Amount (000)(a)

Municipal Obligations–0.43%

Arizona–0.43%

Arizona (State of) Industrial Development Authority, Series 2022, RB (Acquired 02/22/2022; Cost $1,945,805) (Cost $1,945,805)(h)(m)	0.00%	01/01/2028	$ 2,154	1,854,556

TOTAL INVESTMENTS IN SECURITIES(p)-125.40% (Cost $577,381,582)				538,351,017

BORROWINGS-(19.22)%				(82,500,000)

OTHER ASSETS LESS LIABILITIES-(6.18)%				(26,554,057)

NET ASSETS-100.00%				$429,296,960

Investment Abbreviations:

EUR	- Euro
EURIBOR	- Euro Interbank Offered Rate
GBP	- British Pound Sterling
LIBOR	- London Interbank Offered Rate
LOC	- Letter of Credit
Pfd.	- Preferred
PIK	- Pay-in-Kind
RB	- Revenue Bonds
Rts.	- Rights
SEK	- Swedish Krona
SOFR	- Secured Overnight Financing Rate
SONIA	- Sterling Overnight Index Average
STIBOR	- Stockholm Interbank Offered Rate
USD	- U.S. Dollar
Wts.	- Warrants

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(f)	This variable rate interest will settle after May 31, 2022, at which time the interest rate will be determined.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	Restricted security. The aggregate value of these securities at May 31, 2022 was $35,431,982, which represented 8.25% of the Fund’s Net Assets.
(i)	The borrower has filed for protection in federal bankruptcy court.
(j)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2022 was $5,290,874, which represented 1.23% of the Fund’s Net Assets.

(k)	Securities acquired through the restructuring of senior loans.
(l)	Non-income producing security.
(m)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $32,512,378, which represented 7.57% of the Fund’s Net Assets.

(n)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2022.
(p)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

Open Forward Foreign Currency Contracts

Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive

Currency Risk

06/30/2022	Barclays Bank PLC	EUR	15,761,374	USD	17,163,979	$ 219,576

06/30/2022	Barclays Bank PLC	USD	162,892	GBP	131,166	2,408

06/30/2022	BNP Paribas S.A.	NOK	774	USD	89	6

06/30/2022	Canadian Imperial Bank of Commerce	USD	16,343,476	EUR	15,513,504	334,452

06/30/2022	Goldman Sachs International	EUR	167,449	USD	182,394	2,376

06/30/2022	Goldman Sachs International	USD	560,124	EUR	530,772	10,488

06/30/2022	Morgan Stanley and Co. International PLC	EUR	15,761,611	USD	17,126,094	181,436

06/30/2022	Morgan Stanley and Co. International PLC	GBP	4,695,620	USD	6,112,928	195,313

06/30/2022	Morgan Stanley and Co. International PLC	SEK	10,074,291	USD	1,066,717	34,224

06/30/2022	Morgan Stanley and Co. International PLC	USD	402,906	EUR	380,995	6,686

06/30/2022	Morgan Stanley and Co. International PLC	USD	4,095,065	GBP	3,323,793	93,717

06/30/2022	Royal Bank of Canada	USD	80	NOK	774	3

06/30/2022	Royal Bank of Canada	USD	1,002,699	SEK	10,074,292	29,794

07/29/2022	Royal Bank of Canada	USD	114,474	GBP	91,737	1,165

06/30/2022	State Street Bank & Trust Co.	GBP	2,695,620	USD	3,512,241	115,109

06/30/2022	State Street Bank & Trust Co.	USD	16,344,252	EUR	15,513,504	333,676

06/30/2022	State Street Bank & Trust Co.	USD	4,094,405	GBP	3,323,843	94,440

07/29/2022	State Street Bank & Trust Co.	USD	369,428	EUR	343,375	317

06/30/2022	Toronto-Dominion Bank (The)	EUR	15,761,611	USD	17,122,405	177,748

06/30/2022	Toronto-Dominion Bank (The)	GBP	2,711,406	USD	3,533,392	116,366

06/30/2022	Toronto-Dominion Bank (The)	USD	16,378,601	EUR	15,513,271	299,076

06/30/2022	Toronto-Dominion Bank (The)	USD	4,096,146	GBP	3,323,843	92,699

Subtotal–Appreciation						2,341,075

Currency Risk

07/29/2022	Canadian Imperial Bank of Commerce	EUR	15,455,450	USD	16,310,182	(332,209)

07/29/2022	Morgan Stanley and Co. International PLC	GBP	3,319,359	USD	4,090,631	(93,588)

07/29/2022	Royal Bank of Canada	NOK	774	USD	80	(3)

07/29/2022	Royal Bank of Canada	SEK	10,103,363	USD	1,006,507	(29,879)

07/29/2022	State Street Bank & Trust Co.	EUR	15,455,449	USD	16,310,986	(331,406)

07/29/2022	State Street Bank & Trust Co.	GBP	3,319,409	USD	4,090,048	(94,233)

07/29/2022	Toronto-Dominion Bank (The)	EUR	15,455,218	USD	16,345,237	(296,905)

07/29/2022	Toronto-Dominion Bank (The)	GBP	3,319,409	USD	4,091,719	(92,562)

Subtotal–Depreciation						(1,270,785)

Total Forward Foreign Currency Contracts						$ 1,070,290

Abbreviations:

EUR - Euro

GBP - British Pound Sterling

NOK - Norwegian Krone

SEK - Swedish Krona

USD - U.S. Dollar

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	-	Prices are determined using quoted prices in an active market for identical assets.
Level 2	-

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	-

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities
Variable Rate Senior Loan Interests	$ -	$402,100,678	$62,978,490	$465,079,168

Common Stocks & Other Equity Interests	10,967,176	14,467,001	11,236,416	36,670,593

U.S. Dollar Denominated Bonds & Notes	-	16,387,831	830,196	17,218,027

Non-U.S. Dollar Denominated Bonds & Notes	-	14,269,991	-	14,269,991

Preferred Stocks	-	2,444,826	813,856	3,258,682

Municipal Obligations	-	1,854,556	-	1,854,556

Total Investments in Securities	10,967,176	451,524,883	75,858,958	538,351,017

Other Investments - Assets*

Investments Matured	-	-	449,556	449,556

Forward Foreign Currency Contracts	-	2,341,075	-	2,341,075

	-	2,341,075	449,556	2,790,631

Other Investments - Liabilities*

Forward Foreign Currency Contracts	-	(1,270,785)	-	(1,270,785)

Total Other Investments	-	1,070,290	449,556	1,519,846

Total Investments	$10,967,176	$452,595,173	$76,308,514	$539,870,863

*	Forward foreign currency contracts are valued at unrealized appreciation. Investments matured are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2022:

	Value 02/28/22	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 05/31/22

Variable Rate Senior Loan Interests	$62,917,390	$7,739,875	$(2,840,368)	$86,273	$ 15,583	$(1,177,710)	$7,451,198	$(11,213,751)	$62,978,490

Common Stocks & Other Equity Interests	16,171,029	-	0	-	(140,769)	(2,215,952)	114,796	(2,692,688)	11,236,416

U.S. Dollar Denominated Bonds & Notes	877,623	-	-	-	-	(47,427)	-	-	830,196

Preferred Stocks	993,999	154,688	(181,442)	-	181,441	(334,830)	-	-	813,856

Investments Matured	447,156	2,500	-	82	(82)	(100)	-	-	449,556

Total	$81,407,197	$7,897,063	$(3,021,810)	$86,355	$ 56,173	$(3,776,019)	$7,565,994	$(13,906,439)	$76,308,514

*Transfers into and out of level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.

Invesco Senior Loan Fund

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:

	Fair Value at 05/31/22	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used

Boeing Co., Revolver Loan	$9,112,713	Valuation Service	N/A	N/A	N/A	(a)

(a)

Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The Adviser periodically reviews pricing vendor methodologies and inputs to confirm they are determined using unobservable inputs and have been appropriately classified. Such securities’ fair valuations could change significantly based on changes in unobservable inputs used by the pricing service.

Invesco Senior Loan Fund